Description of Organization and Business Operations (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2011 Private Placement [Member]	Nov. 22, 2010 Private Placement [Member]	Oct. 31, 2012 Private Placement [Member]
Description of Organization and Business Operations (Textual)
Insider warrant issued			3,108,000	3,108,000		3,108,000
Proceeds from issuance of warrants				$ 2,331,000		$ 2,331,000
Proceeds from Issuance of common stock			25,000		25,000
Common stock shares issued to its sponsors, Astra Maritime Inc. and Orca Marine Corp					1,380,000
Number of units issued in public offering	4,800,000
Description of each unit component issued in public offering		Each unit consisting of one share of its common stock and one warrant to purchase one share of its common stock.
Gross proceeds from issuance of options and warrants including portion of underwriters' compensation		50,331,000
Underwriters' compensation for warrants		1,176,000
Restricted cash held in trust account		48,480,000
Minimum percentage of trust account needed to enter into business transaction		80.00%
Common stock subject to possible redemption, shares		4,257,425
Public shares subject to redemption		$ 43,016,152	$ 43,005,205
Condition to consummate the initial Business Transaction		If holders of no more than approximately 88% of its public shares elect to redeem their shares.